FINANCIAL RISK FACTORS - Contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year
Contractual undiscounted cash flows
Loans	$ 439	$ 14,320
Between 1 and 2 years
Contractual undiscounted cash flows
Loans	418	9,830
Between 2 and 5 years
Contractual undiscounted cash flows
Loans		197
Issued debt - bonds	$ 39,304	$ 38,170